United States
   Securities and Exchange Commission
          Washington, D.C. 20549



FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011


Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Arbiter Partners  QP, LP
Address:	149 Fifth Avenue, Fifteenth Floor
		New York, NY 10010

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paul J. Isaac
Title:	Manager
Phone:	(212) 650-4670

Signature, Place, and Date of Signing:

/s/ Paul J. Isaac	 New York, NY	        February 13, 2012
-----------------------	------------------	-----------------
	[Signature]	[City, State]		[Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		2
						---

Form 13F Information Table Entry Total:		60
						----

Form 13F Information Table Value Total:		$346,445
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


Column 1		Column 2	Column 3	Column 4 Column 5		Column 6   Column 7 Column 8
-----------------------	--------	---------	-------- -------------------	---------- -------- ------------------
							Value	 Shares/  SH/	Put/	Investment Other    Voting Authority
Name of Issuer		 Class		CUSIP		(x$1000) Prn Amt  Prn	Call	Discretion Managers Sole   Shared    None
--------------		 -----		-----		-------- -------  ---	----	---------- -------- ----   ------    ----
AGNICO EAGLE MINES LTD CM           COM 008474108        2542      70000  SH             Direct      1, 2     70000
AGNICO EAGLE MINES LTD CM           COM 008474108        1453      40000  SH     Call    Direct      1, 2         0
ALICO INC CMN                       COM 016230104         316      16307  SH             Direct      1, 2     16307
ALLSTATE CORPORATION COMM               020002101        2127      77600  SH     Call    Direct      1, 2         0
ANADARKO PETROLEUM CORP C               032511107       19083     250000  SH     Call    Direct      1, 2         0
ARCHER DANIELS MIDLAND CO               039483102       12870     450000  SH     Call    Direct      1, 2         0
IPATH S&P 500 VIX SHORT-T               06740C261      -15520     436800  SH      Put    Direct      1, 2         0
BJS RESTAURANTS INC CMN                 09180C106       -5103     112600  SH      Put    Direct      1, 2         0
CIFC CORP CMN                       COM 12547R105         111      20603  SH             Direct      1, 2     20603
WTS/CAPITAL ONE FINANCIAL           WTS 14040H139        1146      77755  SH     Call    Direct      1, 2         0
CAPITAL SENIOR LIVING COR           COM 140475104       11241    1415703  SH             Direct      1, 2   1415703
CISCO SYSTEMS, INC. CMN                 17275R102       14489     801400  SH     Call    Direct      1, 2         0
COWEN GROUP, INC. CMN               COM 223622101         621     239900  SH             Direct      1, 2    239900
CURRENCYSHARES AUSTRALIAN               23129U101      -10262     100000  SH      Put    Direct      1, 2         0
DEVON ENERGY CORPORATION            COM 25179M103        3100      50000  SH             Direct      1, 2     50000
DEVON ENERGY CORPORATION            COM 25179M103       39147     631400  SH     Call    Direct      1, 2         0
EQUINIX INC CMN                         29444U502       44799     441800  SH     Call    Direct      1, 2         0
GENERAL DYNAMICS CORP. CM               369550108        6641     100000  SH     Call    Direct      1, 2         0
GENWORTH FINANCIAL INC CM           COM 37247D106        3111     474999  SH             Direct      1, 2    474999
GENWORTH FINANCIAL INC CM           COM 37247D106        7687    1173600  SH     Call    Direct      1, 2         0
GLOBALSTAR, INC. CMN                COM 378973408         218     403500  SH             Direct      1, 2    403500
GOLDMAN SACHS GROUP, INC.               38141G104       43027     475800  SH     Call    Direct      1, 2         0
GREEN MNTN COFFEE ROASTER               393122106       -7876     175600  SH      Put    Direct      1, 2         0
GREIF INC CMN CLASS B               COM 397624206       27625     611845  SH             Direct      1, 2    611845
INTERVEST BANCSHARES CORP           COM 460927106          41      15605  SH             Direct      1, 2     15605
ISHARES RUSSELL 2000 GROW               464287648      -62204     738500  SH      Put    Direct      1, 2         0
ISHARES RUSSELL 2000 INDE               464287655      -36919     500600  SH      Put    Direct      1, 2         0
ISHARES SILVER TRUST ETF                46428Q109        5585     207300  SH     Call    Direct      1, 2         0
J2 GLOBAL INC. CMN                      48123V102        -236       8400  SH      Put    Direct      1, 2         0
LENNAR CORP CMN CLASS B             COM 526057302         955      61300  SH             Direct      1, 2     61300
LIBERTY MEDIA CORPORATION           COM 530322106         781      10000  SH             Direct      1, 2     10000
LIBERTY GLOBAL INC CMN CL           COM 530555101         437      10647  SH             Direct      1, 2     10647
LIBERTY GLOBAL, INC. CMN            COM 530555309         421      10647  SH             Direct      1, 2     10647
LIBERTY INTERACTIVE CORP            COM 53071M104        4023     248101  SH             Direct      1, 2    248101
LORAL SPACE &COMMUNICATIO           COM 543881106       10126     156080  SH             Direct      1, 2    156080
LOWES COMPANIES INC CMN                 548661107       14596     575100  SH     Call    Direct      1, 2         0
M T R GAMING GROUP INC CM           COM 553769100        3842    2054286  SH             Direct      1, 2   2054286
MICROSOFT CORPORATION CMN               594918104       57159    2201800  SH     Call    Direct      1, 2         0
MOD PAC CORP CMN                    COM 607495108         595      89279  SH             Direct      1, 2     89279
NATL WESTN LIFE INS CO CL           COM 638522102        2131      15652  SH             Direct      1, 2     15652
NEWMONT MINING CORPORATIO               651639106       36006     600000  SH     Call    Direct      1, 2         0
ORACLE CORPORATION CMN                  68389X105        5130     200000  SH     Call    Direct      1, 2         0
PRESIDENTIAL LIFE CORP CM           COM 740884101       19384    1940339  SH             Direct      1, 2   1940339
RAYTHEON CO CMN                         755111507       19207     397000  SH     Call    Direct      1, 2         0
REDDY ICE HOLDINGS, INC.            COM 75734R105          24     101835  SH             Direct      1, 2    101835
SALESFORCE.COM, INC CMN                 79466L302      -11668     115000  SH      Put    Direct      1, 2         0
SEALED AIR CORPORATION CM           COM 81211K100       15487     899883  SH             Direct      1, 2    899883
SYMETRA FINANCIAL CORPORA           COM 87151Q106        5607     618140  SH             Direct      1, 2    618140
TESLA MOTORS, INC. CMN                  88160R101       -1285      45000  SH      Put    Direct      1, 2         0
TIME WARNER CABLE INC. CM               88732J207        1907      30000  SH     Call    Direct      1, 2         0
UNITED PARCEL SERVICE, IN               911312106        3660      50000  SH     Call    Direct      1, 2         0
VIRGIN MEDIA INC CMN                    92769L101         214      10000  SH     Call    Direct      1, 2         0
WARREN RESOURCES INC. CMN           COM 93564A100        6289    1929214  SH             Direct      1, 2   1929214
WESTERN DIGITAL CORP CMN            COM 958102105        4952     160000  SH             Direct      1, 2    160000
WESTERN DIGITAL CORP CMN            COM 958102105         929      30000  SH     Call    Direct      1, 2         0
WILLIAMS COMPANIES INC.                 969457100        4161     126000  SH     Call    Direct      1, 2         0
ASSURED GUARANTY LTD. CMN           COM G0585R106        6962     529869  SH             Direct      1, 2    529869
ASSURED GUARANTY LTD. CMN           COM G0585R106        2628     200000  SH     Call    Direct      1, 2         0
SEAGATE TECHNOLOGY PLC CM               G7945M107        3280     200000  SH     Call    Direct      1, 2         0
XL GROUP PLC CMN                        G98290102       19645     993700  SH     Call    Direct      1, 2         0




*Long puts reflect a negative notional value and have been subtracted from the total notional value.